Invested and working capital, Cash Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash assets [Abstract]
Cash at bank	$ 10,843	$ 21,001	$ 19,205
Short term deposits	7,020	4,058	16,510
Total cash assets	17,863	25,059	35,715	$ 52,709	$ 94,177
Reconciliation of net cash outflow from operating activities to operating loss after tax [Abstract]
Loss for the period	(4,070)	(9,554)	(7,825)	(6,391)
Adjustments to reconcile profit to net cash flows [Abstract]
Depreciation	177	277	118
Exploration expenditure written-off	0	37	31	45
Share-based payments	1,102	3,164	1,633
Net foreign exchange differences - unrealized	(19)	(45)	(96)
Interest income	(308)	(681)	(1,293)
Interest expense	8	26	11
Change in assets and liabilities during the financial year [Abstract]
Decrease / (Increase) in trade and other receivables	(409)	127	(50)
(Decrease) / increase in provisions and employee benefits	(158)	34	(60)
Increase in accounts payable	608	(173)	344
Interest paid	0	(17)	(11)
Net cash flows used in operating activities (inclusive of GST)	$ (3,069)	$ (6,805)	$ (7,198)	$ (8,069)